Note 18 - Certain Relationships and Related Party Transactions (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
INOVA Geophysical Equipment Limited [Member]
Revenue from Related Parties	$ 1,100	$ 500	$ 0
BGP Inc. [Member]
Related Party Transaction, Ownership Percentage	10.60%
Revenue from Related Parties	$ 2,700	2,200	4,900
Due from Related Parties, Total	800	1,500
Due to Related Parties, Total	$ 3,400	3,100
Chairman of the Board and Laitram, L.L.C. [Member]
Related Party Transaction, Ownership Percentage	10.20%
Laitram, L.L.C. [Member]
Sublease Income	$ 400	400
Laitram, L.L.C. [Member] | Manufacturing Services and Reimbursements of Costs [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 700	$ 700	$ 400
Laitram, L.L.C. [Member] | Sublease of Office and Warehouse Space [Member]
Area of Real Estate Property (Square Foot) | ft²	47,800